Distribution Date:	01/18/24	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 1)	15		Attn: Stacey Ciarlanti	SSNotices@situsamc.com
Mortgage Loan Detail (Part 2)	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 1	21		Karlene Benvenuto	karlene.benvenuto@db.com
Specially Serviced Loan Detail - Part 2	22-23		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762TAA4	1.308000%	53,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762TAB2	3.085000%	142,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762TAC0	3.845000%	72,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762TAD8	3.960000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762TAE6	4.012892%	206,448,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762TAG1	4.212892%	49,239,000.00	35,944,124.98	253,276.34	126,190.58	0.00	0.00	379,466.92	35,690,848.64	72.01%	24.25%
B	61762TAH9	4.212892%	61,013,000.00	61,013,000.00	0.00	212,030.02	0.00	0.00	212,030.02	61,013,000.00	24.16%	17.13%
C	61762TAK2	4.212892%	34,253,000.00	30,810,022.19	0.00	0.00	0.00	0.00	0.00	30,810,022.19	0.00%	13.13%
D	61762TAN6	4.212892%	38,535,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	8.63%
E	61762TAQ9	4.212892%	9,634,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	7.50%
F	61762TAS5	4.212892%	8,563,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	6.50%
G	61762TAU0	3.685000%	20,338,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
H	61762TAW6	3.685000%	10,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.87%
J	61762TAY2	3.685000%	24,576,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61762TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			856,326,747.00	127,767,147.17	253,276.34	338,220.60	0.00	0.00	591,496.94	127,513,870.83

X-A	61762TAF3	4.212892%	599,428,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61762TAL0	4.212892%	55,661,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			655,089,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					253,276.34	338,220.60	0.00	0.00	591,496.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762TAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762TAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762TAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762TAG1	729.99299295	5.14381567	2.56281769	0.00000000	0.00000000	0.00000000	0.00000000	7.70663336	724.84917728
B	61762TAH9	1,000.00000000	0.00000000	3.47516136	0.03558160	0.03558160	0.00000000	0.00000000	3.47516136	1,000.00000000
C	61762TAK2	899.48390477	0.00000000	0.00000000	3.15785683	3.97569790	0.00000000	0.00000000	0.00000000	899.48390477
D	61762TAN6	0.00000000	0.00000000	0.00000000	0.00000000	41.32258233	0.00000000	0.00000000	0.00000000	0.00000000
E	61762TAQ9	0.00000000	0.00000000	0.00000000	0.00000000	124.50983600	0.00000000	0.00000000	0.00000000	0.00000000
F	61762TAS5	0.00000000	0.00000000	0.00000000	0.00000000	134.90310522	0.00000000	0.00000000	0.00000000	0.00000000
G	61762TAU0	0.00000000	0.00000000	0.00000000	0.00000000	58.42777166	0.00000000	0.00000000	0.00000000	0.00000000
H	61762TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
J	61762TAY2	0.00000000	0.00000000	0.00000000	0.00000000	14.28851484	0.00000000	0.00000000	0.00000000	0.00000000
R	61762TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762TAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61762TAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	12/01/23 - 12/30/23	30	0.00	126,190.58	0.00	126,190.58	0.00	0.00	0.00	126,190.58	0.00
B	12/01/23 - 12/30/23	30	0.00	214,200.96	0.00	214,200.96	2,170.94	0.00	0.00	212,030.02	2,170.94
C	12/01/23 - 12/30/23	30	28,013.51	108,166.07	0.00	108,166.07	108,166.07	0.00	0.00	0.00	136,179.58
D	N/A	N/A	1,592,365.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,592,365.71
E	N/A	N/A	1,199,527.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,199,527.76
F	N/A	N/A	1,155,175.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,155,175.29
G	N/A	N/A	1,188,304.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,188,304.02
H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
J	N/A	N/A	351,165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	351,165.20
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,514,551.49	448,557.61	0.00	448,557.61	110,337.01	0.00	0.00	338,220.60	5,624,888.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PST	61762TAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	591,496.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	451,511.69	Master Servicing Fee	2,200.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	522.60
Interest Adjustments	0.00	Trustee Fee	38.51
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	55.01
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	137.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	451,511.69	Total Fees	2,954.08

Principal		Expenses/Reimbursements
Scheduled Principal	253,276.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	82,831.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,505.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	253,276.34	Total Expenses/Reimbursements	110,337.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	338,220.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	253,276.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	591,496.94
Total Funds Collected	704,788.03	Total Funds Distributed	704,788.03

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	127,767,147.17	127,767,147.17	Beginning Certificate Balance	127,767,147.17
(-) Scheduled Principal Collections	253,276.34	253,276.34	(-) Principal Distributions	253,276.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	127,513,870.83	127,513,870.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	128,326,294.64	128,326,294.64	Ending Certificate Balance	127,513,870.83
Ending Actual Collateral Balance	128,248,828.85	128,248,828.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	4	16,202,763.95	12.71%	(7)	3.9750	1.642439	1.30 or less	1	22,790,620.91	17.87%	(7)	3.9120	1.005300
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	1	36,735,829.90	28.81%	(6)	4.5500	1.389300
20,000,001 to 40,000,000	2	59,526,450.81	46.68%	(6)	4.3057	1.242280	1.41-1.50	1	1,371,395.29	1.08%	(6)	4.6560	1.450400
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 80,000,000	1	51,784,656.07	40.61%	(7)	3.9120	1.660196	1.61-1.70	4	66,616,024.73	52.24%	(7)	3.9120	1.660196
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01-2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11-2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	89,406,645.55	70.12%	(7)	3.9120	1.005300
							Mixed Use	1	36,735,829.90	28.81%	(6)	4.5500	1.389300
New Jersey	1	36,735,829.90	28.81%	(6)	4.5500	1.389300
							Retail	2	90,778,040.84	71.19%	(7)	3.9232	1.012024
Texas	1	1,371,395.29	1.08%	(6)	4.6560	1.450400
							Totals	3	127,513,870.83	100.00%	(7)	4.1038	1.462846
Totals	3	127,513,870.83	100.00%	(7)	4.1038	1.462846

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	5	89,406,645.64	70.12%	(7)	3.9120	1.493256	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	38,107,225.19	29.88%	(6)	4.5538	1.391499	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846	49 months or greater	7	127,513,870.83	100.00%	(7)	4.1038	1.462846
								Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	79 months or less	7	127,513,870.83	100.00%	(7)	4.1038	1.462846	230 months or less	1	1,371,395.29	1.08%	(6)	4.6560	1.450400
80 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 350 months	6	126,142,475.54	98.92%	(7)	4.0978	1.462982
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846	Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	66,616,024.73	52.24%	(7)	3.9120	1.660196	79 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	80-118 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	3	60,897,846.10	47.76%	(6)	4.3136	1.246966	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	127,513,870.83	100.00%	(7)	4.1038	1.462846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	1340373	RT	Clearwater	FL	Actual/360	3.912%	76,920.50	43,487.61	0.00	N/A	06/01/23	--	22,834,108.52	22,790,620.91	09/01/23
1B	453000180				Actual/360	3.912%	174,778.11	98,812.18	0.00	N/A	06/01/23	--	51,883,468.25	51,784,656.07	09/01/23
1C	453000182				Actual/360	3.912%	2,620.89	1,481.74	0.00	N/A	06/01/23	--	778,020.80	776,539.06	09/01/23
1D	453000184				Actual/360	3.912%	29,107.34	16,456.07	0.00	N/A	06/01/23	--	8,640,611.55	8,624,155.48	09/01/23
1E	453000186				Actual/360	3.912%	18,329.04	10,362.46	0.00	N/A	06/01/23	--	5,441,036.58	5,430,674.12	09/01/23
6	300681006	MU	Bridgewater	NJ	Actual/360	4.550%	144,236.54	77,465.79	0.00	N/A	07/01/23	--	36,813,295.69	36,735,829.90	01/01/24
38	300681038	RT	McAllen	TX	Actual/360	4.656%	5,519.27	5,210.49	0.00	N/A	07/01/23	--	1,376,605.78	1,371,395.29	06/01/23
Totals							451,511.69	253,276.34	0.00				127,767,147.17	127,513,870.83
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	9,620,174.36	7,403,999.02	01/01/23	09/30/23	11/13/23	3,074,640.27	64,722.01	109,585.51	469,774.32	0.00	0.00
1B	0.00	0.00	--	--	11/13/23	6,986,171.63	147,060.79	248,999.27	964,613.04	0.00	0.00
1C	0.00	0.00	--	--	11/13/23	104,761.44	2,205.25	3,733.88	14,460.19	0.00	0.00
1D	0.00	0.00	--	--	11/13/23	8,674,292.65	119,846.19	16,295.94	135,473.43	0.00	0.00
1E	0.00	0.00	--	--	11/13/23	5,462,245.72	75,467.74	10,261.63	85,308.27	0.00	0.00
6	5,048,630.72	1,058,069.06	01/01/23	03/31/23	11/13/23	0.00	0.00	0.00	0.00	103,342.95	0.00
38	183,738.00	93,375.00	01/01/23	06/30/23	11/13/23	346,785.43	2,724.16	9,314.11	56,535.08	0.00	0.00
Totals	14,852,543.08	8,555,443.08				24,648,897.14	412,026.14	398,190.34	1,726,164.33	103,342.95	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	6	126,142,475.54	0	0.00	0	0.00	0	0.00	0	0.00	4.103805%	3.826455%	(7)
12/15/23	0	0.00	0	0.00	0	0.00	5	89,577,245.70	0	0.00	0	0.00	0	0.00	0	0.00	4.103842%	3.826492%	(6)
11/17/23	0	0.00	0	0.00	0	0.00	5	89,756,993.83	0	0.00	0	0.00	0	0.00	0	0.00	4.103881%	3.826531%	(5)
10/17/23	0	0.00	0	0.00	0	0.00	6	89,926,417.64	0	0.00	0	0.00	0	0.00	1	10,563,761.21	4.103917%	3.826567%	(4)
09/15/23	0	0.00	0	0.00	0	0.00	6	171,015,840.85	0	0.00	0	0.00	0	0.00	0	0.00	4.110147%	3.874157%	(3)
08/17/23	0	0.00	0	0.00	0	0.00	6	171,184,096.18	0	0.00	0	0.00	0	0.00	0	0.00	4.110777%	3.874866%	(2)
07/17/23	0	0.00	0	0.00	0	0.00	6	171,351,786.63	0	0.00	0	0.00	0	0.00	1	4,983,141.36	4.234143%	4.028791%	(1)
06/16/23	0	0.00	0	0.00	0	0.00	6	171,717,854.95	0	0.00	0	0.00	0	0.00	2	24,081,049.83	4.352412%	4.203155%	1
05/17/23	0	0.00	3	76,513,029.50	2	14,271,422.38	6	172,064,932.15	0	0.00	0	0.00	0	0.00	2	6,132,484.32	4.366067%	4.245245%	2
04/17/23	3	76,661,214.97	0	0.00	3	95,767,574.74	1	81,468,512.39	0	0.00	0	0.00	0	0.00	1	1,930,942.38	4.377740%	4.258179%	3
03/17/23	0	0.00	0	0.00	3	95,972,989.41	1	81,647,928.50	0	0.00	0	0.00	0	0.00	0	0.00	4.383063%	4.263910%	4
02/17/23	0	0.00	3	76,964,524.02	3	96,206,667.44	1	81,851,031.04	0	0.00	0	0.00	0	0.00	0	0.00	4.383251%	4.264132%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	1340373	09/01/23	3	5	109,585.51	469,774.32	0.00	22,968,646.15	06/19/20	13		12/28/20
1B	453000180	09/01/23	3	5	248,999.27	964,613.04	8,197.09	52,189,163.56	06/19/20	13		12/28/20
1C	453000182	09/01/23	3	5	3,733.88	14,460.19	0.00	782,604.85	06/19/20	13		12/28/20
1D	453000184	09/01/23	3	5	16,295.94	135,473.43	0.00	8,691,521.70	06/19/20	13		12/28/20
1E	453000186	09/01/23	3	5	10,261.63	85,308.27	0.00	5,473,094.93	06/19/20	13		12/28/20
38	300681038	06/01/23	6	5	9,314.11	56,535.08	1,125.00	1,407,967.76	07/25/23	11
Totals					398,190.34	1,726,164.33	9,322.09	91,512,998.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		127,513,871	0	1,371,395		126,142,476
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	127,513,871	0	0	0	90,778,041	36,735,830
Dec-23	127,767,147	36,813,296	0	0	90,953,851	0
Nov-23	128,034,071	36,895,104	0	0	91,138,967	0
Oct-23	128,285,508	0	0	0	128,285,508	0
Sep-23	250,737,790	41,276,323	0	0	209,461,467	0
Aug-23	251,129,901	41,418,825	0	0	209,711,076	0
Jul-23	292,621,448	82,661,646	0	0	209,959,802	0
Jun-23	428,185,286	256,467,431	0	0	171,717,855	0
May-23	459,641,442	287,576,510	0	76,513,030	95,551,903	0
Apr-23	466,913,160	294,484,370	76,661,215	0	95,767,575	0
Mar-23	469,928,583	373,955,593	0	0	95,972,989	0
Feb-23	471,180,370	298,009,179	0	76,964,524	96,206,667	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	1340373	22,790,620.91	22,968,646.15	116,000,000.00	10/05/23	9,899,119.57	1.12360	09/30/23	06/01/23	234
1B	453000180	51,784,656.07	52,189,163.56	116,000,000.00	10/05/23	5,839,028.31	1.66020	09/30/23	06/01/23	234
1C	453000182	776,539.06	782,604.85	116,000,000.00	10/05/23	87,559.38	1.66020	09/30/23	06/01/23	234
1D	453000184	8,624,155.48	8,691,521.70	116,000,000.00	10/05/23	972,424.92	1.66020	09/30/23	06/01/23	234
1E	453000186	5,430,674.12	5,473,094.93	116,000,000.00	10/05/23	612,340.81	1.66020	09/30/23	06/01/23	234
6	300681006	36,735,829.90	36,735,829.90	46,000,000.00	09/11/23	4,291,057.85	1.59080	03/31/23	07/01/23	234
38	300681038	1,371,395.29	1,407,967.76	2,750,000.00	03/12/13	188,297.65	1.45040	06/30/23	07/01/23	173
Totals		127,513,870.83	128,248,828.85	628,750,000.00		21,889,828.49

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A	1340373	RT	FL	06/19/20	13

12/12/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing additional leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of seeking

	approval of the sale and assumption of loan and the property. Midland is working with the buyer to negotiate the purchase and sale agreement.

1B	453000180	Various	Various	06/19/20	13

12/12/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing addition al leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of seeking

	approval of the sale and assumption of loan and the property. Midland is working with the buyer to negotiate the purchase and sale agreement.

1C	453000182	Various	Various	06/19/20	13

12/12/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing addition al leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of seeking

	approval of the sale and assumption of loan and the property. Midland is working with the buyer to negotiate the purchase and sale agreement.

1D	453000184	Various	Various	06/19/20	13

12/12/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing addition al leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of seeking

	approval of the sale and assumption of loan and the property. Midland is working with the buyer to negotiate the purchase and sale agreement.

1E	453000186	Various	Various	06/19/20	13

12/12/2023: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for

2.5 months due to COVID restrictions. Westfield was no longer going to support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver filed on 12/29/2020. Appointment of JLL as Receiver entered on 1/6/2021. Receiver is overseeing all leasing and management. Leasing activity continues to be strong at the property. Effective income is increasing as sales activity also increases. JLL continues working with tenants on outstanding AR balances and health ratio concerns. JLL is also working with pad site prospect, talking to anchors, discussing parking ratios and REA. A successful tax appeal was approved, reducing the taxable value of the property. Midland is assessing addition al leasing and has executed a 26,000sf Entertainment Tenant. The Property was launched to the market for sale on 1/18/2023. Midland has analyzed the offers and is in the process of seeking

	approval of the sale and assumption of loan and the property. Midland is working with the buyer to negotiate the purchase and sale agreement.

6	300681006	MU	NJ	06/05/23	2

12/18/2023 - Loan transferred to Special Servicing on 6/1/2023 for imminent maturity default. The loan matured on 7/1/2023. The Special Servicer is trapping the cash from the lockbox account and paying down advances. Special Servicer is also working with the Borrower on an extension proposal and dual tracking this asset with pursuing F/C and Receivership. The Subject Property Bridgewater Campus is a 7-building campus of mixed-use properties consisting of 446,649 sf,

	constructed mostly between 1956-1962.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
38	300681038	RT	TX	07/25/23	11

12/29/2023 - New asset received by Special Servicing on 7/25/2023 due to a maturity default effective 7/2/2023. Collateral consists of single tenant single retail property in McAllen Texas. Borrower has been contacted and sent default notice and pre-negotiation letter but have not returned them as they are having counsel look over them. Borrower has requested to move forward with a full payoff, but counsel has been retained to concurrently move forward with receivership or foreclosure. Appraisal has been ordered and is currently in progress. Borrower has secured financing but is awaiting appraisal, receivership is in motion in dual track approach should payoff fail.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
29	300681029	0.00	5.14000%	0.00	5.14000%	10	06/16/20	04/01/20	07/13/20
36	300681036	0.00	5.20500%	0.00	5.20500%	9	03/19/21	07/01/20	07/12/21
36	300681036	0.00	5.20500%	0.00	5.20500%	9	06/04/21	07/01/20	07/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	300681002 10/17/23	80,910,809.67	29,190,000.00	18,405,590.24	7,841,829.03	18,405,590.24	10,563,761.21	70,347,048.46	0.00	0.00	70,347,048.46	74.04%
3	300681003 11/19/18	58,613,585.93	0.00	18,013,880.13	5,505,231.42	18,013,880.13	12,508,648.71	46,104,937.22	0.00	615,261.33	45,489,675.89	53.51%
22	300681022 02/15/19	8,251,983.11	12,900,000.00	9,853,194.84	430,709.84	9,853,194.84	9,422,485.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		147,776,378.71	42,090,000.00	46,272,665.21	13,777,770.29	46,272,665.21	32,494,894.92	116,451,985.68	0.00	615,261.33	115,836,724.35

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/17/23	0.00	2,324,264.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/15/19	0.00	10,576.45	0.00	0.00	0.00	0.00	0.00	0.00
2	300681002	10/17/23	0.00	0.00	70,347,048.46	0.00	0.00	70,347,048.46	0.00	(6,294,604.12)	64,052,444.34
3	300681003	02/18/20	0.00	0.00	45,489,675.89	0.00	0.00	(55,536.33)	0.00	0.00	45,489,675.89
		12/17/19	0.00	0.00	45,545,212.22	0.00	0.00	(64,725.00)	0.00	0.00
		07/17/19	0.00	0.00	45,609,937.22	0.00	0.00	(495,000.00)	0.00	0.00
		11/19/18	0.00	0.00	46,104,937.22	0.00	0.00	46,104,937.22	0.00	0.00
22	300681022	02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	2,334,841.43	115,836,724.35	0.00	0.00	115,836,724.35	0.00	(6,294,604.12)	109,542,120.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	4,915.68	0.00	0.00	10,304.49	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,169.36	0.00	0.00	23,413.77	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	167.49	0.00	0.00	351.10	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	1,860.13	0.00	0.00	29,071.41	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	1,171.33	0.00	0.00	18,306.41	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,925.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	296.35	0.00	0.00	1,384.41	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,505.42	0.00	0.00	82,831.59	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		110,337.01

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28